Debt Obligations (Details Narrative) (USD $)	Sep. 30, 2014	Sep. 30, 2013
Debt Obligations Details 1
Present value of net minimum lease payments	$ 35,669	$ 59,266
Less: current portion	4,440	31,576
Accumulated amortization of assets under capital leases	$ 55,473	$ 40,932